SIMPSON THACHER & BARTLETT LLP
 425 LEXINGTON AVENUE
NEW YORK, N.Y. 10017-3954
(212) 455-2000

FACSIMILE (212) 455-2502

VIA EDGAR

                                  June 28, 2005

      Re:
      Rockwood Holdings, Inc.
      Amendment No. 2 to Registration Statement on Form S-1

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Ladies and Gentlemen:

        On behalf of Rockwood Holdings, Inc., a corporation organized under the laws of the State of Delaware (the "Company"), we hereby transmit for electronic filing, pursuant to Rule 101(a) of Regulation S-T of the Securities Act of 1933, as amended, Amendment No. 2 to the Registration Statement on Form S-1 relating to the Company's proposed initial public offering of its common stock.

        $58,850.00 of the total registration fee of $71,821.02 was paid on February 9, 2005, prior to the filing of the registration statement. The total registration fee payable upon the filing of this Amendment No. 2, calculated in accordance with Rule 457(a) under the Securities Act, of $12,971.02 was previously wired to the Securities and Exchange Commission's account.

        Should you have any questions regarding this filing, please do not hesitate to contact me (phone: 212-455-2758; fax: 212-455-2502) or Anette Somosi (phone: 212-455-2485; fax: 212-455-2502).

Best regards,
/s/ ROXANE F. REARDON Roxane F. Reardon, Esq.
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